Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2025
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable and accrued liabilities
10.	Accounts payable and accrued liabilities

($000s)	December 31, 2025	December 31, 2024
Trade payables	13,048	7,609
Non-trade payables and accrued liabilities	4,518	3,671
	17,565	11,281